PIMCO Senior Floating Rate Fund

PIMCO Funds

Supplement Dated May 25, 2011 to the Prospectuses (the "Prospectuses")
and Statement of Additional Information (the "SAI") for:

PIMCO Senior Floating Rate Fund - Class A, Class C and Class R (dated April 19, 2011) and
PIMCO Senior Floating Rate Fund - Institutional Class, Class P, Administrative Class and Class D
(dated April 19, 2011), each as supplemented and revised from time to time

Disclosure Related to Change in Redemption Fee Policy for the
PIMCO Senior Floating Rate Fund (the "Fund")

Effective immediately, shares of the Fund that are held 30 or fewer calendar days are subject to a redemption fee. Therefore, effective immediately, all references to the previous holding period for the imposition of a redemption fee are deleted and all statements in the Prospectuses referencing the holding period for the imposition of a redemption fee shall refer to 30 or fewer calendar days.

Investors Should Retain This Supplement for Future Reference